                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07243

Morgan Stanley Balanced Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: January 31, 2005

Date of reporting period: October 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY BALANCED INCOME FUND
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2004 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                        VALUE
---------                                                                                                   -------------
           COMMON STOCKS (32.9%)
           Aerospace & Defense (0.6%)
 12,400    Northrop Grumman Corp.                                                                               $641,700
 17,400    Raytheon Co.                                                                                          634,752
                                                                                                            -------------
                                                                                                               1,276,452
                                                                                                            -------------
           Auto Parts: O.E.M. (0.4%)
 12,190    Magna International Inc. (Class A) (Canada)                                                           889,261
                                                                                                            -------------
           Beverages: Non-Alcoholic (0.5%)
 22,700    Coca-Cola Co. (The)                                                                                   922,982
                                                                                                            -------------
           Broadcasting (0.5%)
 29,600    Clear Channel Communications, Inc.                                                                    988,640
                                                                                                            -------------
           Chemicals: Major Diversified (1.3%)
 56,800    Bayer AG (ADR) (Germany)                                                                            1,611,416
 22,430    Dow Chemical Co. (The)                                                                              1,008,004
                                                                                                            -------------
                                                                                                               2,619,420
                                                                                                            -------------
           Computer Processing Hardware (0.0%)
  3,780    Hewlett-Packard Co.                                                                                    70,535
                                                                                                            -------------
           Containers/Packaging (0.2%)
  7,420    Temple-Inland, Inc.                                                                                   438,670
                                                                                                            -------------
           Data Processing Services (0.7%)
 14,610    Automatic Data Processing, Inc.                                                                       633,928
  7,700    First Data Corp.                                                                                      317,856
 20,500    SunGard Data Systems Inc.*                                                                            543,045
                                                                                                            -------------
                                                                                                               1,494,829
                                                                                                            -------------
           Department Stores (0.4%)
 15,000    Kohl's Corp.*                                                                                         761,400
                                                                                                            -------------
           Discount Stores (0.4%)
 15,500    Target Corp.                                                                                          775,310
                                                                                                            -------------
           Electric Utilities (1.6%)
 12,200    Consolidated Edison, Inc.                                                                             530,090
 10,700    Edison International                                                                                  326,350
 13,010    Entergy Corp.                                                                                         850,334
 20,920    Exelon Corp.                                                                                          828,850
 19,000    FirstEnergy Corp.                                                                                     785,270
                                                                                                            -------------
                                                                                                               3,320,894
                                                                                                            -------------
           Finance/Rental/Leasing (0.6%)
 17,200    Freddie Mac                                                                                         1,145,520
                                                                                                            -------------
           Financial Conglomerates (2.3%)
 33,290    Citigroup, Inc.                                                                                     1,477,077
 58,256    J.P. Morgan Chase & Co.                                                                             2,248,682
 18,890    Prudential Financial, Inc.                                                                            877,818
                                                                                                            -------------
                                                                                                               4,603,577
                                                                                                            -------------
           Financial Publishing/Services (0.4%)
 30,630    Equifax, Inc.                                                                                         800,975
                                                                                                            -------------

           Food: Major Diversified (0.4%)
 23,200    Kraft Foods Inc. (Class A)                                                                            772,792
                                                                                                            -------------
           Food: Specialty/Candy (0.4%)
 23,150    Cadbury Schweppes PLC (ADR) (United Kingdom)                                                          775,525
                                                                                                            -------------
           Hotels/Resorts/Cruiselines (0.7%)
 16,580    Hilton Hotels Corp.                                                                                   329,942
 14,000    Marriott International, Inc. (Class A)                                                                762,860
  7,530    Starwood Hotels & Resorts Worldwide, Inc.                                                             359,407
                                                                                                            -------------
                                                                                                               1,452,209
                                                                                                            -------------
           Household/Personal Care (0.5%)
 15,940    Kimberly-Clark Corp.                                                                                  951,140
                                                                                                            -------------
           Industrial Conglomerates (0.8%)
 33,200    General Electric Co.                                                                                1,132,784
  7,570    Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)                                                           518,091
                                                                                                            -------------
                                                                                                               1,650,875
                                                                                                            -------------
           Industrial Machinery (0.4%)
 11,600    Parker-Hannifin Corp.                                                                                 819,308
                                                                                                            -------------
           Information Technology Services (0.7%)
 32,700    Accenture Ltd. (Class A) (Bermuda)*                                                                   791,667
  6,350    International Business Machines Corp.                                                                 569,913
                                                                                                            -------------
                                                                                                               1,361,580
                                                                                                            -------------
           Integrated Oil (3.0%)
 36,180    BP PLC (ADR) (United Kingdom)                                                                       2,107,485
 14,310    ConocoPhillips                                                                                      1,206,476
 28,330    Exxon Mobil Corp.                                                                                   1,394,403
 26,400    Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)                                      1,431,936
                                                                                                            -------------
                                                                                                               6,140,300
                                                                                                            -------------
           Investment Banks/Brokers (1.5%)
  2,400    Goldman Sachs Group, Inc.                                                                             236,112
 17,900    Lehman Brothers Holdings Inc.                                                                       1,470,485
 25,630    Merrill Lynch & Co., Inc.                                                                           1,382,482
                                                                                                            -------------
                                                                                                               3,089,079
                                                                                                            -------------
           Life/Health Insurance (0.4%)
 22,680    MetLife, Inc.                                                                                         869,778
                                                                                                            -------------
           Major Banks (0.7%)
 22,700    Bank of America Corp.                                                                               1,016,733
  9,120    PNC Financial Services Group                                                                          476,976
                                                                                                            -------------
                                                                                                               1,493,709
                                                                                                            -------------
           Major Telecommunications (1.6%)
 12,400    France Telecom S.A. (ADR) (France)                                                                    356,500
 15,000    SBC Communications, Inc.                                                                              378,900
 64,910    Sprint Corp. (FON Group)                                                                            1,359,865
 28,720    Verizon Communications Inc.                                                                         1,122,952
                                                                                                            -------------
                                                                                                               3,218,217
                                                                                                            -------------
           Managed Health Care (0.4%)
 12,050    CIGNA Corp.                                                                                           764,693
                                                                                                            -------------
           Media Conglomerates (1.4%)
 48,990    Disney (Walt) Co. (The)                                                                             1,235,528
 96,850    Time Warner, Inc.*                                                                                  1,611,584
                                                                                                            -------------

                                                                                                               2,847,112
                                                                                                            -------------
           Medical Specialties (0.5%)
  4,400    Applera Corp. - Applied Biosystems Group                                                               83,952
 16,140    Bausch & Lomb, Inc.                                                                                   983,894
                                                                                                            -------------
                                                                                                               1,067,846
                                                                                                            -------------
           Motor Vehicles (0.7%)
 58,500    Honda Motor Co., Ltd. (ADR) (Japan)                                                                 1,420,965
                                                                                                            -------------
           Multi-Line Insurance (0.5%)
 18,670    Hartford Financial Services Group, Inc. (The)                                                       1,091,822
                                                                                                            -------------
           Oil Refining/Marketing (0.4%)
 19,220    Valero Energy Corp.                                                                                   825,883
                                                                                                            -------------
           Oilfield Services/Equipment (0.8%)
 26,570    Schlumberger Ltd. (Netherlands; Antilles)                                                           1,672,316
                                                                                                            -------------
           Packaged Software (0.6%)
 20,200    Computer Associates International, Inc.                                                               559,742
 25,710    Microsoft Corp.                                                                                       719,623
                                                                                                            -------------
                                                                                                               1,279,365
                                                                                                            -------------
           Pharmaceuticals: Major (3.0%)
 97,490    Bristol-Myers Squibb Co.                                                                            2,284,191
 12,470    Roche Holdings Ltd. (ADR) (Switzerland)                                                             1,298,127
 14,900    Sanofi-Aventis (ADR) (France)                                                                         543,850
 73,550    Schering-Plough Corp.                                                                               1,331,991
 18,600    Wyeth                                                                                                 737,490
                                                                                                            -------------
                                                                                                               6,195,649
                                                                                                            -------------
           Precious Metals (0.5%)
 19,730    Newmont Mining Corp.                                                                                  937,570
                                                                                                            -------------

           Property - Casualty Insurers (1.3%)
 24,070    Chubb Corp. (The)                                                                                   1,736,169
 24,434    St. Paul Travelers Companies, Inc. (The)                                                              829,779
                                                                                                            -------------
                                                                                                               2,565,948
                                                                                                            -------------
           Railroads (1.0%)
 48,520    Norfolk Southern Corp.                                                                              1,647,254
  4,640    Union Pacific Corp.                                                                                   292,181
                                                                                                            -------------
                                                                                                               1,939,435
                                                                                                            -------------
           Restaurants (0.2%)
 11,970    McDonald's Corp.                                                                                      348,926
                                                                                                            -------------
           Semiconductors (0.2%)
 17,100    Intel Corp.                                                                                           380,646
                                                                                                            -------------
           Telecommunication Equipment (0.2%)
 21,950    Motorola, Inc.                                                                                        378,857
                                                                                                            -------------
           Tobacco (0.2%)
  9,680    Altria Group, Inc.                                                                                    469,093
                                                                                                            -------------
           TOTAL COMMON STOCKS
             (Cost $52,780,433)                                                                               66,889,103
                                                                                                            -------------

PRINCIPAL
AMOUNT IN                                                                       COUPON     MATURITY
THOUSANDS                                                                        RATE      DATE
---------                                                                       -------  -----------
           CORPORATE BONDS (19.2%)
           Advertising/Marketing Services (0.2%)
  $350     WPP Finance Corp. - 144A** (United Kingdom)                           5.875%  06/15/14                361,659
                                                                                                            -------------
           Aerospace & Defense (0.5%)
   235     Northrop Grumman Corp.                                                4.079   11/16/06                239,281
   235     Raytheon Co.                                                          8.30    03/01/10                282,176
   568     Systems 2001 Asset Trust - 144A** (Cayman Island)                     6.664   09/15/13                632,984
                                                                                                            -------------
                                                                                                               1,154,441
                                                                                                            -------------
           Air Freight/Couriers (0.1%)
   225     FedEx Corp.                                                           2.65    04/01/07                222,358
                                                                                                            -------------
           Airlines (0.3%)
   347     America West Airlines, Inc. (Series 01-1)                             7.10    04/02/21                371,744
   195     Southwest Airlines Co. (Series 01-1)                                  5.496   11/01/06                203,261
                                                                                                            -------------
                                                                                                                 575,005
                                                                                                            -------------
           Beverages: Alcoholic (0.1%)
   235     Miller Brewing Co. - 144A**                                           4.25    08/15/08                239,973
                                                                                                            -------------
           Broadcasting (0.1%)
   245     Clear Channel Communications, Inc.                                    7.65    09/15/10                280,584
                                                                                                            -------------
           Cable/Satellite TV (0.3%)
   35      Comcast Cable Communications Inc.                                     6.75    01/30/11                 39,314
   410     Comcast Corp.                                                         6.50    01/15/15                449,223
   40      Comcast Corp.                                                         7.625   02/15/08                 44,579
   105     TCI Communications, Inc.                                              7.875   02/15/26                126,068
                                                                                                            -------------
                                                                                                                 659,184
                                                                                                            -------------
           Chemicals: Major Diversified (0.1%)
   170     ICI Wilmington Inc.                                                   4.375   12/01/08                171,957
                                                                                                            -------------
           Containers/Packaging (0.2%)
   320     Sealed Air Corp - 144A**                                              5.625   07/15/13                329,958
                                                                                                            -------------
           Department Stores (0.5%)
   50      Federated Department Stores, Inc.                                     6.625   09/01/08                 55,132
   160     Federated Department Stores, Inc.                                     6.90    04/01/29                177,989
   110     Federated Department Stores, Inc.                                     7.00    02/15/28                123,915
   80      May Department Stores Co., Inc.                                       5.95    11/01/08                 85,782
   415     May Department Stores Co., Inc.                                       6.70    09/15/28                432,489
   60      May Department Stores Co., Inc.                                       6.90    01/15/32                 64,264
   100     May Department Stores Co., Inc.                                       7.875   03/01/30                119,382
                                                                                                            -------------
                                                                                                               1,058,953
                                                                                                            -------------
           Drugstore Chains (0.2%)
   290     CVS Corp.                                                             5.625   03/15/06                300,928
   64      CVS Corp. - 144A**                                                    6.204   10/10/25                 68,370
                                                                                                            -------------
                                                                                                                 369,298
                                                                                                            -------------
           Electric Utilities (2.1%)
   145     Appalachian Power Co. (Series H)                                      5.95    05/15/33                146,191
   340     Arizona Public Service Co.                                            5.80    06/30/14                362,381
   325     Carolina Power & Light Co.                                            5.125   09/15/13                335,284
   145     Cincinnati Gas & Electric Co.                                         5.70    09/15/12                155,182
   105     Cincinnati Gas & Electric Co. (Series A)                              5.40    06/15/33                 98,191
   130     Cincinnati Gas & Electric Co. (Series B)                              5.375   06/15/33                121,122
   95      Columbus Southern Power Co. (Series D)                                6.60    03/01/33                105,642

   230     Consolidated Natural Gas Co. (Series C)                               6.25    11/01/11                253,865
   100     Consolidated Natural Gas Co. (Series A)                               5.00    03/01/14                101,228
   85      Detroit Edison Co.                                                    6.125   10/01/10                 93,623
   160     Duke Energy Corp.                                                     3.75    03/05/08                161,370
   200     Duke Energy Corp.                                                     4.50    04/01/10                204,904
   130     Entergy Gulf States, Inc.                                             3.60    06/01/08                129,058
   225     Exelon Corp.                                                          6.75    05/01/11                253,857
   200     Ohio Edison Co.                                                       5.45    05/01/15                204,426
   230     Ohio Power Co. (Series G)                                             6.60    02/15/33                256,438
   345     Pacific Gas & Electric Co.                                            6.05    03/01/34                356,561
   70      Panhandle Eastern Pipe Line Co. (Series B)                            2.75    03/15/07                 68,825
   220     Public Service Electric & Gas Co. (Series MTNB)                       5.00    01/01/13                226,613
   115     South Carolina Electric & Gas  Co.                                    5.30    05/15/33                111,866
   50      Southern California Edison Co.                                        5.00    01/15/14                 51,317
   155     Texas Eastern Transmission, L.P.                                      7.00    07/15/32                178,928
   190     TXU Energy Co.                                                        7.00    03/15/13                216,069
   35      Wisconsin Electric Power Co.                                          5.625   05/15/33                 35,625
                                                                                                            -------------
                                                                                                               4,228,566
                                                                                                            -------------
           Electrical Products (0.1%)
   240     Cooper Industries Inc.                                                5.25    07/01/07                252,139
                                                                                                            -------------
           Finance/Rental/Leasing (1.0%)
   240     CIT Group Inc.                                                        2.875   09/29/06                239,136
   105     CIT Group Inc.                                                        7.375   04/02/07                115,067
   460     Countrywide Home Loans, Inc. (Series MTN)                             3.25    05/21/08                452,180
   225     Ford Motor Credit Co.                                                 7.375   10/28/09                244,967
   135     International Lease Finance Corp.                                     3.75    08/01/07                136,026
   490     MBNA Corp.                                                            6.125   03/01/13                531,125
   350     SLM Corp. (Series MTNA)                                               5.00    10/01/13                355,979
                                                                                                            -------------
                                                                                                               2,074,480
                                                                                                            -------------
           Financial Conglomerates (2.7%)
   500     Associates Corp. of North America                                     6.25    11/01/08                549,358
   230     Bank One Corp. (Series MTNA)                                          6.00    02/17/09                249,104
   370     Chase Manhattan Corp.                                                 6.00    02/15/09                400,476
   80      Chase Manhattan Corp.                                                 7.00    11/15/09                 90,742
   160     Citicorp                                                              6.75    08/15/05                165,271
   185     Citigroup Inc.                                                        5.625   08/27/12                199,781
   255     Citigroup Inc.                                                        5.75    05/10/06                266,479
   125     Citigroup Inc.                                                        6.00    02/21/12                138,897
   165     General Electric Capital Corp.                                        4.25    12/01/10                166,792
   565     General Electric Capital Corp. (Series MTNA)                          6.75    03/15/32                661,138
   135     General Motors Acceptance Corp.                                       4.50    07/15/06                137,058
  1,010    General Motors Acceptance Corp.                                       6.875   09/15/11              1,052,829
   635     General Motors Acceptance Corp.                                       8.00    11/01/31                659,105
   190     General Motors Corp.                                                  8.375   07/15/33                198,262
   135     John Hancock Financial Services, Inc.                                 5.625   12/01/08                144,526
   290     Prudential Holdings, LLC (Series B) (FSA) - 144A**                    7.245   12/18/23                345,167
                                                                                                            -------------
                                                                                                               5,424,985
                                                                                                            -------------
           Food Retail (0.3%)
   195     Albertson's, Inc.                                                     7.50    02/15/11                227,870
   150     Kroger Co.                                                            6.80    04/01/11                169,639
   110     Kroger Co.                                                            8.00    09/15/29                135,658
                                                                                                            -------------
                                                                                                                 533,167
                                                                                                            -------------
           Food: Major Diversified (0.3%)
   80      General Mills Inc.                                                    3.875   11/30/07                 81,179
   115     Kraft Foods Inc.                                                      5.25    06/01/07                120,532
   130     Kraft Foods Inc.                                                      5.625   11/01/11                138,714
   195     Kraft Foods Inc.                                                      6.25    06/01/12                214,948
                                                                                                            -------------
                                                                                                                 555,373
                                                                                                            -------------

           Forest Products (0.3%)
   160     Weyerhaeuser Co.                                                      6.00    08/01/06                168,364
   110     Weyerhaeuser Co.                                                      6.125   03/15/07                117,358
   330     Weyerhaeuser Co.                                                      6.75    03/15/12                374,033
                                                                                                            -------------
                                                                                                                 659,755
                                                                                                            -------------
           Gas Distributors (0.2%)
   295     Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)               8.294   03/15/14                352,896
                                                                                                            -------------
           Home Furnishings (0.0%)
   95      Mohawk Industries, Inc. (Series D)                                    7.20    04/15/12                110,198
                                                                                                            -------------
           Home Improvement Chains (0.1%)
   65      Lowe's Companies, Inc.                                                6.50    03/15/29                 73,048
   40      Lowe's Companies, Inc.                                                6.875   02/15/28                 47,263
                                                                                                            -------------
                                                                                                                 120,311
                                                                                                            -------------
           Hotels/Resorts/Cruiselines (0.4%)
   305     Hyatt Equities LLC - 144A**                                           6.875   06/15/07                325,838
   505     Marriott International, Inc. (Series E)                               7.00    01/15/08                552,345
                                                                                                            -------------
                                                                                                                 878,183
                                                                                                            -------------
           Industrial Conglomerates (0.4%)
   365     Honeywell International, Inc.                                         6.125   11/01/11                404,469
   230     Hutchison Whampoa International Ltd. - 144A** (Virgin Islands)        6.50    02/13/13                245,279
   155     Hutchison Whampoa International Ltd. - 144A** (Virgin Islands)        5.45    11/24/10                159,827
                                                                                                            -------------
                                                                                                                 809,575
                                                                                                            -------------
           Insurance Brokers/Services (0.4%)
   670     Farmers Exchange Capital - 144A**                                     7.05    07/15/28                680,483
   70      Marsh & McLennan Companies, Inc.                                      5.375   07/15/14                 68,546
                                                                                                            -------------
                                                                                                                 749,029
                                                                                                            -------------
           Integrated Oil (0.3%)
   110     Amerada Hess Corp.                                                    6.65    08/15/11                123,086
   145     Amerada Hess Corp.                                                    7.875   10/01/29                173,610
   40      Petro-Canada (Canada)                                                 4.00    07/15/13                 37,814
   195     Petro-Canada (Canada)                                                 5.35    07/15/33                182,527
                                                                                                            -------------
                                                                                                                 517,037
                                                                                                            -------------
           Investment Banks/Brokers (0.4%)
   195     Goldman Sachs Group Inc.                                              5.25    10/15/13                199,985
   345     Goldman Sachs Group Inc.                                              6.60    01/15/12                388,166
   235     Goldman Sachs Group Inc.                                              6.875   01/15/11                267,692
                                                                                                            -------------
                                                                                                                 855,843
                                                                                                            -------------
           Major Banks (0.2%)
   120     Bank of New York (The)                                                5.20    07/01/07                126,270
   290     FleetBoston Financial Corp.                                           7.25    09/15/05                301,463
                                                                                                            -------------
                                                                                                                 427,733
                                                                                                            -------------
           Major Telecommunications (1.0%)
   400     Deutsche Telekom International Finance NV (Netherlands)               8.75    06/15/30                529,405
   170     France Telecom S.A. (France)                                          9.25    03/01/31                230,168
   345     GTE Corp.                                                             6.94    04/15/28                381,343
   95      Sprint Capital Corp.                                                  8.75    03/15/32                124,860
   210     Telecom Italia Capital SpA - (Italy)                                  4.00    11/15/08                211,593
   150     Verizon Global Funding Corp.                                          7.75    12/01/30                184,605
   300     Verizon New England Inc.                                              6.50    09/15/11                334,074
                                                                                                            -------------
                                                                                                               1,996,048
                                                                                                            -------------
           Managed Health Care (0.6%)
   605     Aetna, Inc.                                                           7.875   03/01/11                702,360
   135     Anthem Insurance Companies, Inc. - 144A**                             9.125   04/01/10                165,285
   30      Anthem, Inc.                                                          6.80    08/01/12                 33,730
   345     Wellpoint Health Network, Inc.                                        6.375   06/15/06                362,260
                                                                                                            -------------
                                                                                                               1,263,635
                                                                                                            -------------

           Media Conglomerates (0.6%)
   295     AOL Time Warner Inc.                                                  7.625   04/15/31                350,608
   140     AOL Time Warner Inc.                                                  7.70    05/01/32                168,185
   90      News America Holdings, Inc.                                           7.75    02/01/24                107,221
   405     News America Inc.                                                     7.28    06/30/28                466,162
   75      Time Warner, Inc.                                                     6.625   05/15/29                 80,074
                                                                                                            -------------
                                                                                                               1,172,250
                                                                                                            -------------
           Motor Vehicles (0.3%)
   150     DaimlerChrysler North American Holdings Co.                           7.30    01/15/12                172,063
   220     DaimlerChrysler North American Holdings Co.                           8.50    01/18/31                272,877
   215     Ford Motor Co.                                                        7.45    07/16/31                209,981
                                                                                                            -------------
                                                                                                                 654,921
                                                                                                            -------------
           Multi-Line Insurance (0.8%)
   780     AIG Sun America Global Finance VI  - 144A**                           6.30    05/10/11                861,389
   265     American General Finance Corp. (Series MTNF)                          5.875   07/14/06                277,925
   130     American General Finance Corp. (Series MTNH)                          4.625   09/01/10                131,911
   60      AXA Financial Inc.                                                    6.50    04/01/08                 65,838
   120     Hartford Financial Services Group, Inc.                               2.375   06/01/06                118,208
   100     Nationwide Mutual Insurance Co. - 144A**                              8.25    12/01/31                121,929
                                                                                                            -------------
                                                                                                               1,577,200
                                                                                                            -------------


           Oil & Gas Production (1.1%)
   55      Kerr-McGee Corp.                                                      5.875   09/15/06                 57,634
   125     Kerr-McGee Corp.                                                      7.875   09/15/31                153,255
   215     Nexen Inc. (Canada)                                                   5.05    11/20/13                216,173
   220     Pemex Project Funding Master Trust                                    7.375   12/15/14                244,310
   390     Pemex Project Funding Master Trust                                    8.00    11/15/11                449,475
   610     Pemex Project Funding Master Trust                                    8.625   02/01/22                706,075
   290     Pemex Project Funding Master Trust                                    9.125   10/13/10                349,450
                                                                                                            -------------
                                                                                                               2,176,372
                                                                                                            -------------
           Oil Refining/Marketing (0.1%)
   145     Marathon Oil Corp.                                                    5.375   06/01/07                152,598
                                                                                                            -------------
           Other Metals/Minerals (0.3%)
   415     Inco Ltd. (Canada)                                                    7.20    09/15/32                479,166
   105     Inco Ltd. (Canada)                                                    7.75    05/15/12                125,075
                                                                                                            -------------
                                                                                                                 604,241
                                                                                                            -------------
           Property - Casualty Insurers (0.2%)
   460     Mantis Reef Ltd. - 144A** (Australia)                                 4.692   11/14/08                462,963
                                                                                                            -------------
           Pulp & Paper (0.1%)
   225     Sappi Papier Holding AG - 144A** (Austria)                            6.75    06/15/12                249,611
                                                                                                            -------------
           Railroads (0.3%)
   140     CSX Corp.                                                             2.75    02/15/06                139,643
   85      CSX Corp.                                                             9.00    08/15/06                 93,509
   130     Norfolk Southern Corp.                                                7.35    05/15/07                142,176
   100     Union Pacific Corp - 144A**                                           5.214   09/30/14                100,634
   105     Union Pacific Corp.                                                   3.625   06/01/10                102,052
   110     Union Pacific Corp. (Series MTNE)                                     6.79    11/09/07                119,860
                                                                                                            -------------
                                                                                                                 697,874
                                                                                                            -------------
           Real Estate Development (0.5%)
   442     World Financial Properties - 144A**                                   6.91    09/01/13                494,587
   435     World Financial Properties - 144A**                                   6.95    09/01/13                487,969
                                                                                                            -------------

                                                                                                                 982,556
                                                                                                            -------------
           Real Estate Investment Trusts (0.3%)
   30      EOP Operating L.P.                                                    4.75    03/15/14                 29,221
   45      EOP Operating L.P.                                                    7.25    06/15/28                 50,005
   245     EOP Operating L.P.                                                    6.763   06/15/07                264,541
   140     Rouse Co. (The)                                                       3.625   03/15/09                130,725
   60      Rouse Co. (The)                                                       5.375   11/26/13                 56,664
                                                                                                            -------------
                                                                                                                 531,156
                                                                                                            -------------
           Savings Banks (0.7%)
   195     Household Finance Corp.                                               4.125   12/15/08                198,140
   220     Household Finance Corp.                                               5.875   02/01/09                238,142
   230     Household Finance Corp.                                               6.40    06/17/08                252,083
   225     Household Finance Corp.                                               6.75    05/15/11                254,848
   105     Household Finance Corp.                                               6.375   10/15/11                117,277
   195     Washington Mutual Bank                                                5.50    01/15/13                204,216
   195     Washington Mutual Inc.                                                8.25    04/01/10                231,804
                                                                                                            -------------
                                                                                                               1,496,510
                                                                                                            -------------
           Tobacco (0.2%)
   265     Altria Group, Inc.                                                    7.00    11/04/13                279,543
   215     Altria Group, Inc.                                                    7.75    01/15/27                230,234
                                                                                                            -------------
                                                                                                                 509,777
                                                                                                            -------------
           Trucks/Construction/Farm Machinery (0.2%)
   425     Caterpillar Financial Services Corp.                                  1.80    08/20/07                424,976
                                                                                                            -------------
           Wireless Telecommunications (0.1%)
   160     AT&T Wireless Services, Inc.                                          8.75    03/01/31                215,459
                                                                                                            -------------
           TOTAL CORPORATE BONDS
             (Cost $37,361,173)                                                                               39,140,787
                                                                                                            -------------
           FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
   390     United Mexican States Corp. (Mexico)                                  8.30    08/15/31                451,815
   95      United Mexican States Corp. (Mexico)                                  8.375   01/14/11                112,337
                                                                                                            -------------
           TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $562,080)                                                  564,152
                                                                                                            -------------


           U.S. GOVERNMENT AGENCIES & OBLIGATIONS (37.3%)
  1,300    Federal Home Loan Mortgage Corp.                                      5.125   11/07/13              1,310,579
  7,060    Federal National Mortgage Assoc.                                      4.25    05/15/09              7,258,457
           U.S. Treasury Bonds
  5,000    ...................................................................   5.50    08/15/28              5,446,880
  1,860    ...................................................................   6.125   08/15/29              2,196,835
  7,700    ...................................................................   7.625   02/15/25             10,522,835
   550     ...................................................................   8.125   08/15/19                759,817
  6,850    ...................................................................   8.125   08/15/21              9,590,541
  1,150    ...................................................................   8.75    08/15/20              1,682,369
           U.S. Treasury Notes
  8,550    ...................................................................   1.875   01/31/06              8,506,916
 13,500    ...................................................................   3.50    11/15/06             13,752,598
  7,550    ...................................................................   3.875   02/15/13              7,554,726
   500     ...................................................................   6.50    02/15/10                575,449
           U.S. Treasury Strips

  1,000    ...................................................................   0.00    05/15/11                783,817
  4,190    ...................................................................   0.00    08/15/20              1,933,098
 11,305    ...................................................................   0.00    02/15/25              4,033,519
                                                                                                             -----------
           TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $74,124,500)                                    75,908,436
                                                                                                             -----------
           MORTGAGE-BACKED SECURITIES (8.5%)
           Federal Home Loan Mortgage Corp. Gold
   231     ...................................................................   6.50    01/01/31                243,660
   715     ...................................................................   7.50    10/01/29-08/01/32       767,387
           Federal Home Loan Mortgage Corp.
   200     ...................................................................   6.50       +                    210,187
           Federal National Mortgage Assoc.
 11,150    ...................................................................   6.50       +                 11,724,922
  1,080    ...................................................................   7.00    07/01/11-07/01/32     1,147,953
   873     ...................................................................   7.50    08/01/23-07/01/32       937,362
  1,000    ...................................................................   7.50       +                  1,070,938
   873     ...................................................................   8.00    05/01/24-08/01/31       949,768
           General National Mortgage Assoc.
   170     ...................................................................   7.50    08/15/25-10/15/26       183,419
   86      ...................................................................   8.00    06/15/26-07/15/26        93,971
                                                                                                             -----------
           TOTAL MORTGAGE-BACKED SECURITIES
           (Cost $17,159,323)                                                                                 17,329,567
                                                                                                             -----------
           ASSET-BACKED SECURITIES (1.5%)
           Finance/Rental/Leasing
   700     American Express Credit Account Master Trust 2002-3 A                 1.98    12/15/09                701,975
   499     Asset Backed Funding Certificates 2004-HE1 A1                         2.063   07/25/34                498,937
   315     Chase Credit Card Master Trust 2001-4 A                               5.50    11/17/08                329,006
   300     Citibank Credit Card Issuance Trust 2001-A1/A1                        6.90    10/15/07                312,455
   550     GE Dealer Floorplan Master Note Trust 2004-1 A                        1.861   07/20/08                550,285
   140     MBNA Master Credit Card Trust                                         5.90    08/15/11                153,072
   256     Nissan Auto Receivables Owner Trust 2001-C A4                         4.80    02/15/07                257,351
   175     TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2               4.81    11/15/12                182,117
                                                                                                            -------------

           TOTAL ASSET-BACKED SECURITIES
             (Cost $2,947,211)                                                                                 2,985,198
                                                                                                            -------------
           SHORT-TERM INVESTMENTS (9.6%)
           U.S. GOVERNMENT AGENCIES & OBLIGATIONS (A) (3.2%)
  6,000    Federal Home Loan Banks                                               1.74    11/10/04              5,996,810
           U.S. Treasury Bills
   100     ***................................................................   1.645   01/13/05                 99,666
   400     ***................................................................   1.895   03/24/05                396,989
                                                                                                            -------------
           TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $6,493,414)                                      6,493,465
                                                                                                            -------------
           REPURCHASE AGREEMENT (6.4%)
 12,993    Joint repurchase agreement account (dated 10/29/04; proceeds
             $12,994,992)
               (b) (Cost $12,993,000)                                            1.84    11/01/04             12,993,000
                                                                                                            -------------

           TOTAL SHORT-TERM INVESTMENTS (Cost $19,486,414)                                                    19,486,465
                                                                                                            -------------

           TOTAL INVESTMENTS

             (Cost $204,421,134) (c) (d)                                                  109.3%             222,303,708

           LIABILITIES IN EXCESS OF OTHER ASSETS                                          (9.3)              (18,950,848)
                                                                                         ------------       -------------

           NET ASSETS                                                                     100.0%            $203,352,860
                                                                                         ============       =============

-----------
ADR   American Depository Receipt.

FSA   Financial Security Assurance.

*     Non-income producing security.

**    Resale is restricted to qualified institutional investors.

*** All or a portion of this security has been segregated in connection with open futures contracts in an amount equal to $290,900.

+ Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(a) Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(b)   Collateralized by federal agency and U.S. Treasury obligations.

(c) Securities have been designated as collateral in an amount equal to $47,402,272 in connection with securities purchased on a forward commitment basis and open futures contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $19,158,570 and the aggregate gross unrealized depreciation is $1,275,996, resulting in net unrealized appreciation of $17,882,574.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2004:

NUMBER OF  LONG/         DESCRIPTION, DELIVERY           UNDERLYING FACE  UNREALIZED
CONTRACTS  SHORT            MONTH AND YEAR               AMOUNT AT VALUE  DEPRECIATION
---------------------------------------------------------------------------------------
    34     Short                  U.S. Treasury Notes
                                  5 Year December 2004    ($3,786,750)     ($54,130)
    3      Short                  U.S. Treasury Notes
                                  5 Year March 2005          (331,594)          (57)
    13     Short                  U.S. Treasury Notes
                                  10 Year December 2004    (1,476,313)      (25,542)
    1      Short                  U.S. Treasury Notes
                                  10 Year March 2005         (112,953)         (198)
   197     Short                  U.S. Treasury Bonds
                                  20 Year December 2004   (22,427,219)     (574,370)
                                                                          ----------
                  Total unrealized depreciation........                   ($654,297)
                                                                          ==========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Balanced Income Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004


                                       3